Distribution Date:	12/17/24	Wells Fargo Commercial Mortgage Trust 2015-C26
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	Midland Loan Services
Mortgage Loan Detail (Part 1)	15-17		Valerie Nichols	(913) 253-9000
Mortgage Loan Detail (Part 2)	18-20		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	21	Trust Advisor	Pentalpha Surveillance LLC
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	22
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	24		Bank, N.A.
Specially Serviced Loan Detail - Part 1	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	27	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989CAU5	1.454000%	69,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989CAV3	2.663000%	37,759,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989CAW1	2.910000%	198,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989CAX9	3.166000%	279,840,000.00	99,374,660.05	99,374,660.05	262,183.48	0.00	0.00	99,636,843.53	0.00	0.00%	30.00%
A-SB	94989CAY7	2.991000%	88,249,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989CAZ4	3.580000%	76,966,000.00	76,966,000.00	14,777,845.66	229,615.23	0.00	0.00	15,007,460.89	62,188,154.34	76.76%	22.00%
B	94989CBC4	3.783000%	42,090,000.00	42,090,000.00	0.00	132,688.73	0.00	0.00	132,688.73	42,090,000.00	61.04%	17.63%
C	94989CBD2	4.071000%	49,306,000.00	49,306,000.00	0.00	167,270.60	0.00	0.00	167,270.60	49,306,000.00	42.61%	12.50%
D	94989CAG6	3.586000%	46,901,000.00	46,901,000.00	0.00	140,155.82	0.00	0.00	140,155.82	46,901,000.00	25.09%	7.63%
E	94989CAJ0	3.250000%	19,242,000.00	19,242,000.00	0.00	52,113.75	0.00	0.00	52,113.75	19,242,000.00	17.90%	5.63%
F	94989CAL5	3.250000%	9,620,000.00	9,620,000.00	0.00	26,054.17	0.00	0.00	26,054.17	9,620,000.00	14.30%	4.63%
G	94989CAN1	3.250000%	44,496,709.00	38,284,316.70	0.00	103,666.32	0.00	0.00	103,666.32	38,284,316.70	0.00%	0.00%
V	94989CAS0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989CAQ4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			962,069,711.00	381,783,976.75	114,152,505.71	1,113,748.10	0.00	0.00	115,266,253.81	267,631,471.04

X-A	94989CBA8	0.938956%	750,414,000.00	176,340,660.05	0.00	137,980.06	0.00	0.00	137,980.06	62,188,154.34
X-B	94989CBB6	0.466782%	138,297,000.00	138,297,000.00	0.00	53,795.41	0.00	0.00	53,795.41	138,297,000.00
X-C	94989CAA9	1.035651%	19,242,000.00	19,242,000.00	0.00	16,606.66	0.00	0.00	16,606.66	19,242,000.00
X-D	94989CAC5	1.035651%	9,620,000.00	9,620,000.00	0.00	8,302.47	0.00	0.00	8,302.47	9,620,000.00
X-E	94989CAE1	1.035651%	44,496,709.00	38,284,316.70	0.00	33,040.99	0.00	0.00	33,040.99	38,284,316.70
Notional SubTotal			962,069,709.00	381,783,976.75	0.00	249,725.59	0.00	0.00	249,725.59	267,631,471.04

Deal Distribution Total					114,152,505.71	1,363,473.69	0.00	0.00	115,515,979.40

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989CAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989CAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989CAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989CAX9	355.11242156	355.11242156	0.93690495	0.00000000	0.00000000	0.00000000	0.00000000	356.04932651	0.00000000
A-SB	94989CAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989CAZ4	1,000.00000000	192.00485487	2.98333329	0.00000000	0.00000000	0.00000000	0.00000000	194.98818816	807.99514513
B	94989CBC4	1,000.00000000	0.00000000	3.15250012	0.00000000	0.00000000	0.00000000	0.00000000	3.15250012	1,000.00000000
C	94989CBD2	1,000.00000000	0.00000000	3.39249990	0.00000000	0.00000000	0.00000000	0.00000000	3.39249990	1,000.00000000
D	94989CAG6	1,000.00000000	0.00000000	2.98833330	0.00000000	0.00000000	0.00000000	0.00000000	2.98833330	1,000.00000000
E	94989CAJ0	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
F	94989CAL5	1,000.00000000	0.00000000	2.70833368	0.00000000	0.00000000	0.00000000	0.00000000	2.70833368	1,000.00000000
G	94989CAN1	860.38535344	0.00000000	2.32975252	0.00045801	15.95646950	0.00000000	0.00000000	2.32975252	860.38535344
V	94989CAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989CAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989CBA8	234.99116494	0.00000000	0.18387192	0.00000000	0.00000000	0.00000000	0.00000000	0.18387192	82.87179389
X-B	94989CBB6	1,000.00000000	0.00000000	0.38898465	0.00000000	0.00000000	0.00000000	0.00000000	0.38898465	1,000.00000000
X-C	94989CAA9	1,000.00000000	0.00000000	0.86304230	0.00000000	0.00000000	0.00000000	0.00000000	0.86304230	1,000.00000000
X-D	94989CAC5	1,000.00000000	0.00000000	0.86304262	0.00000000	0.00000000	0.00000000	0.00000000	0.86304262	1,000.00000000
X-E	94989CAE1	860.38535344	0.00000000	0.74254907	0.00000000	0.00000000	0.00000000	0.00000000	0.74254907	860.38535344

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/24 - 11/30/24	30	0.00	262,183.48	0.00	262,183.48	0.00	0.00	0.00	262,183.48	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	11/01/24 - 11/30/24	30	0.00	137,980.06	0.00	137,980.06	0.00	0.00	0.00	137,980.06	0.00
X-B	11/01/24 - 11/30/24	30	0.00	53,795.41	0.00	53,795.41	0.00	0.00	0.00	53,795.41	0.00
X-C	11/01/24 - 11/30/24	30	0.00	16,606.66	0.00	16,606.66	0.00	0.00	0.00	16,606.66	0.00
X-D	11/01/24 - 11/30/24	30	0.00	8,302.47	0.00	8,302.47	0.00	0.00	0.00	8,302.47	0.00
X-E	11/01/24 - 11/30/24	30	0.00	33,040.99	0.00	33,040.99	0.00	0.00	0.00	33,040.99	0.00
A-S	11/01/24 - 11/30/24	30	0.00	229,615.23	0.00	229,615.23	0.00	0.00	0.00	229,615.23	0.00
B	11/01/24 - 11/30/24	30	0.00	132,688.73	0.00	132,688.73	0.00	0.00	0.00	132,688.73	0.00
C	11/01/24 - 11/30/24	30	0.00	167,270.60	0.00	167,270.60	0.00	0.00	0.00	167,270.60	0.00
D	11/01/24 - 11/30/24	30	0.00	140,155.82	0.00	140,155.82	0.00	0.00	0.00	140,155.82	0.00
E	11/01/24 - 11/30/24	30	0.00	52,113.75	0.00	52,113.75	0.00	0.00	0.00	52,113.75	0.00
F	11/01/24 - 11/30/24	30	0.00	26,054.17	0.00	26,054.17	0.00	0.00	0.00	26,054.17	0.00
G	11/01/24 - 11/30/24	30	709,990.00	103,686.69	0.00	103,686.69	20.38	0.00	0.00	103,666.32	710,010.38
Totals			709,990.00	1,363,494.06	0.00	1,363,494.06	20.38	0.00	0.00	1,363,473.69	710,010.38

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989CAZ4	3.580000%	76,966,000.00	76,966,000.00	14,777,845.66	229,615.23	0.00	0.00	15,007,460.89	62,188,154.34
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989CBC4	3.783000%	42,090,000.00	42,090,000.00	0.00	132,688.73	0.00	0.00	132,688.73	42,090,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989CBD2	4.071000%	49,306,000.00	49,306,000.00	0.00	167,270.60	0.00	0.00	167,270.60	49,306,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			168,362,000.03	168,362,000.00	14,777,845.66	529,574.56	0.00	0.00	15,307,420.22	153,584,154.34

Exchangeable Certificate Details
PEX	94989CBE0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	115,515,979.40
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,377,160.52	Master Servicing Fee	11,210.47
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,285.32
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	159.08
ARD Interest	0.00	Trust Advisor Fee	801.52
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,377,160.52	Total Fees	13,666.39

Principal		Expenses/Reimbursements
Scheduled Principal	54,741,330.89	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	59,411,174.82	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.44
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	114,152,505.71	Total Expenses/Reimbursements	20.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,363,473.69
Excess Liquidation Proceeds	0.00	Principal Distribution	114,152,505.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	115,515,979.40
Total Funds Collected	115,529,666.23	Total Funds Distributed	115,529,666.23

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	381,783,976.75	381,783,976.75	Beginning Certificate Balance	381,783,976.75
(-) Scheduled Principal Collections	54,741,330.89	54,741,330.89	(-) Principal Distributions	114,152,505.71
(-) Unscheduled Principal Collections	59,411,174.82	59,411,174.82	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	267,631,471.04	267,631,471.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	381,787,309.62	381,787,309.62	Ending Certificate Balance	267,631,471.04
Ending Actual Collateral Balance	267,639,886.76	267,639,886.76

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.29%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	55,583,227.73	20.77%	1	4.4205	NAP	Defeased	11	55,583,227.73	20.77%	1	4.4205	NAP
1,000,000 or less	2	1,516,838.18	0.57%	1	4.0133	1.164354	1.30 or less	13	61,721,723.48	23.06%	1	4.2170	0.987461
1,000,001 to 2,000,000	7	10,015,561.18	3.74%	1	4.2140	1.058711	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	4	10,552,458.03	3.94%	1	4.4604	1.512973	1.41 to 1.50	1	8,098,951.80	3.03%	2	5.3400	1.458100
3,000,001 to 4,000,000	3	10,362,063.32	3.87%	2	4.3517	1.296636	1.51 to 1.60	2	8,923,074.86	3.33%	2	4.6304	1.587482
4,000,001 to 5,000,000	3	13,101,105.55	4.90%	1	4.0731	2.223936	1.61 to 1.70	1	1,400,000.00	0.52%	1	4.0900	1.660000
5,000,001 to 6,000,000	4	22,324,399.15	8.34%	1	4.4141	1.752724	1.71 to 1.80	1	721,013.81	0.27%	1	4.0500	1.710000
6,000,001 to 7,000,000	1	6,218,812.59	2.32%	1	4.3200	2.517800	1.81 to 1.90	2	5,543,276.02	2.07%	2	4.4240	1.836053
7,000,001 to 8,000,000	1	7,444,397.77	2.78%	1	4.7800	3.002800	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	2	16,424,323.42	6.14%	1	4.7621	2.056436	2.01 to 3.00	11	106,680,405.50	39.86%	1	4.2581	2.552734
9,000,001 to 10,000,000	1	9,149,956.97	3.42%	2	4.5600	2.198300	3.01 to 3.50	2	18,959,797.84	7.08%	1	4.6608	3.040923
10,000,001 to 15,000,000	2	24,449,363.77	9.14%	1	4.5034	2.292777	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	47,928,361.45	17.91%	1	4.2207	1.584302	Totals	44	267,631,471.04	100.00%	1	4.3580	1.922104
30,000,001 or greater	1	32,560,601.93	12.17%	1	4.1000	2.970200
Totals	44	267,631,471.04	100.00%	1	4.3580	1.922104
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	55,583,227.73	20.77%	1	4.4205	NAP
							Defeased	11	55,583,227.73	20.77%	1	4.4205	NAP
California	8	72,758,367.68	27.19%	1	4.2593	2.515831
							Lodging	4	22,424,946.36	8.38%	1	4.3597	1.640385
Florida	2	6,762,063.32	2.53%	1	4.6241	1.710103
							Mixed Use	1	8,098,951.80	3.03%	2	5.3400	1.458100
Indiana	1	14,406,071.64	5.38%	1	4.6800	3.048200
							Mobile Home Park	2	4,517,596.88	1.69%	1	4.2000	2.638500
Kentucky	1	2,666,231.25	1.00%	2	4.5500	1.287700
							Multi-Family	17	49,676,717.78	18.56%	1	4.2361	1.885787
Louisiana	1	9,149,956.97	3.42%	2	4.5600	2.198300
							Office	1	32,560,601.93	12.17%	1	4.1000	2.970200
Massachusetts	1	7,444,397.77	2.78%	1	4.7800	3.002800
							Retail	9	77,176,836.90	28.84%	2	4.3242	1.702239
New York	12	51,018,602.44	19.06%	1	4.0976	1.150080
							Self Storage	3	17,592,591.65	6.57%	1	4.7175	2.748873
Ohio	3	7,244,653.27	2.71%	1	4.6174	1.345549
							Totals	48	267,631,471.04	100.00%	1	4.3580	1.922104
Oklahoma	1	2,277,823.09	0.85%	1	4.1000	1.828100

Tennessee	1	6,218,812.59	2.32%	1	4.3200	2.517800

Texas	3	11,909,777.27	4.45%	2	4.5184	1.663967

Virginia	3	20,191,486.01	7.54%	1	4.4619	1.889416

Totals	48	267,631,471.04	100.00%	1	4.3580	1.922104

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	55,583,227.73	20.77%	1	4.4205	NAP	Defeased	11	55,583,227.73	20.77%	1	4.4205	NAP
	3.750% or less	1	4,182,935.28	1.56%	2	3.6800	0.890000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	6	17,280,415.29	6.46%	1	3.9056	1.411982	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	9	82,380,863.87	30.78%	1	4.1361	2.363751	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	39,502,509.69	14.76%	1	4.3270	1.406577	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	48,558,981.53	18.14%	1	4.6374	2.340347	49 months or greater	33	212,048,243.31	79.23%	1	4.3417	2.030853
	4.751% to 5.000%	3	12,043,585.85	4.50%	1	4.7876	2.222859	Totals	44	267,631,471.04	100.00%	1	4.3580	1.922104
	5.251% to 5.500%	1	8,098,951.80	3.03%	2	5.3400	1.458100
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% to 6.250%	0	0.00	0.00%	0	0.0000	0.000000
	6.251% to 6.500%	0	0.00	0.00%	0	0.0000	0.000000
	6.751% to 7.000%	0	0.00	0.00%	0	0.0000	0.000000
	7.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	267,631,471.04	100.00%	1	4.3580	1.922104
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	55,583,227.73	20.77%	1	4.4205	NAP	Defeased	11	55,583,227.73	20.77%	1	4.4205	NAP
	60 months or less	33	212,048,243.31	79.23%	1	4.3417	2.030853	Interest Only	2	5,000,000.00	1.87%	2	3.9100	0.839200
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	113 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	114 months to 240 months	14	63,832,998.85	23.85%	1	4.4008	2.120300
	Totals	44	267,631,471.04	100.00%	1	4.3580	1.922104	241 months to 300 months	14	139,214,911.70	52.02%	1	4.3375	2.056109
								301 months to 360 months	2	2,223,626.25	0.83%	1	4.0297	1.169401
								361 months or greater	1	1,776,706.51	0.66%	2	4.1500	1.270000
								Totals	44	267,631,471.04	100.00%	1	4.3580	1.922104
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	55,583,227.73	20.77%	1	4.4205	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	208,732,637.53	77.99%	1	4.3463	2.033996
	13 months to 24 months	3	3,315,605.78	1.24%	1	4.0489	1.833005
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	267,631,471.04	100.00%	1	4.3580	1.922104
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	310927593	LO	New Orleans	LA	Actual/360	4.150%	110,775.70	32,031,528.66	0.00	N/A	12/11/24	--	32,031,528.66	0.00	12/11/24
4	310925858	OF	San Jose	CA	Actual/360	4.100%	111,458.11	61,285.31	0.00	N/A	01/11/25	--	32,621,887.24	32,560,601.93	12/11/24
7	303220007	RT	Roseville	CA	Actual/360	4.130%	82,005.35	53,777.93	0.00	N/A	02/01/25	--	23,827,220.27	23,773,442.34	12/01/24
8	303220008	RT	Poughkeepsie	NY	Actual/360	4.310%	86,914.58	44,035.18	0.00	N/A	01/01/25	--	24,198,954.29	24,154,919.11	12/01/24
12	416000173	MF	Westwego	LA	Actual/360	4.450%	60,292.67	40,451.08	0.00	N/A	02/01/25	--	16,258,698.71	16,218,247.63	12/01/24
14	303220014	MF	Chesterfield Township MI		Actual/360	4.180%	56,215.79	16,138,502.93	0.00	N/A	01/01/25	--	16,138,502.93	0.00	12/01/24
16	310926013	RT	San Jose	CA	Actual/360	4.200%	38,906.53	11,116,151.21	0.00	N/A	01/11/25	--	11,116,151.21	0.00	12/11/24
20	300571223	MF	Bargersville	IN	Actual/360	4.680%	56,287.04	26,502.78	0.00	N/A	01/06/25	--	14,432,574.42	14,406,071.64	12/06/24
27	310926803	LO	Glen Allen	VA	Actual/360	4.250%	35,661.48	25,831.01	0.00	N/A	01/11/25	--	10,069,123.14	10,043,292.13	12/11/24
28	310926003	RT	San Leandro	CA	Actual/360	4.090%	29,777.07	8,736,549.79	0.00	N/A	01/11/25	--	8,736,549.79	0.00	12/11/24
31	300571235	RT	Lake Charles	LA	Actual/360	4.560%	34,839.10	18,227.59	0.00	N/A	02/06/25	--	9,168,184.56	9,149,956.97	12/06/24
32	310927057	Various Various		CA	Actual/360	4.200%	29,214.21	21,545.77	0.00	N/A	01/11/25	--	8,346,917.39	8,325,371.62	12/11/24
37	310927003	MF	Norton	OH	Actual/360	4.110%	31,158.39	9,097,340.87	0.00	N/A	01/11/25	--	9,097,340.87	0.00	12/11/24
38	310923060	RT	Manteca	CA	Actual/360	4.060%	26,955.34	18,247.46	0.00	N/A	01/11/25	--	7,967,097.04	7,948,849.58	12/11/24
39	301741028	MU	Torrance	CA	Actual/360	5.340%	36,109.25	15,486.44	0.00	N/A	02/06/25	--	8,114,438.24	8,098,951.80	12/06/24
41	416000170	MF	Pensacola	FL	Actual/360	4.460%	31,039.85	14,852.49	0.00	N/A	01/01/25	--	8,351,527.89	8,336,675.40	12/01/24
42	300571220	SS	Salem	MA	Actual/360	4.780%	29,724.86	17,909.74	0.00	N/A	01/06/25	--	7,462,307.51	7,444,397.77	12/06/24
43	303220043	RT	Parkville	MD	Actual/360	4.490%	28,070.08	7,502,024.77	0.00	N/A	01/01/25	--	7,502,024.77	0.00	12/01/24
45	303220045	LO	Cleveland	TN	Actual/360	4.320%	22,473.79	23,907.75	0.00	N/A	01/05/25	--	6,242,720.34	6,218,812.59	12/05/24
47	301741025	RT	Southlake	TX	Actual/360	4.650%	21,105.42	20,094.37	0.00	N/A	02/06/25	--	5,446,558.84	5,426,464.47	12/06/24
48	303220048	MF	Hickory	NC	Actual/360	4.330%	23,464.01	11,797.05	0.00	N/A	01/01/25	--	6,502,726.91	6,490,929.86	12/01/24
49	470092990	MF	New York	NY	Actual/360	3.910%	19,251.60	13,805.29	0.00	N/A	01/01/25	--	5,908,418.92	5,894,613.63	12/01/24
50	300571221	SS	Virginia Beach	VA	Actual/360	4.730%	22,104.92	13,545.39	0.00	N/A	01/06/25	--	5,608,013.07	5,594,467.68	12/06/24
51	303220051	SS	Colorado Springs	CO	Actual/360	4.380%	20,530.01	5,624,660.31	0.00	N/A	12/05/24	--	5,624,660.31	0.00	12/05/24
52	300571210	SS	Various	CT	Actual/360	4.880%	20,631.73	5,073,375.20	0.00	N/A	12/06/24	--	5,073,375.20	0.00	12/06/24
55	300571230	RT	Cypress	TX	Actual/360	4.400%	19,867.94	9,676.95	0.00	N/A	02/06/25	--	5,418,530.32	5,408,853.37	12/06/24
57	300571214	SS	Portsmouth	VA	Actual/360	4.600%	17,498.92	11,209.16	0.00	N/A	01/06/25	--	4,564,935.36	4,553,726.20	12/06/24
58	410925096	MF	Beacon	NY	Actual/360	3.900%	14,222.53	11,719.22	0.00	N/A	01/11/25	--	4,376,163.29	4,364,444.07	12/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
59	470093490	MF	Jackson Heights	NY	Actual/360	3.680%	12,862.85	11,472.23	0.00	N/A	02/01/25	--	4,194,407.51	4,182,935.28	12/01/24
60	303220060	MH	Austin	TX	Actual/360	4.330%	14,975.00	4,150,115.76	0.00	N/A	12/05/24	--	4,150,115.76	0.00	12/05/24
63	301741027	LO	Anderson	SC	Actual/360	4.852%	13,930.95	12,565.04	0.00	N/A	01/06/25	--	3,445,411.31	3,432,846.27	12/06/24
64	416000176	RT	Coconut Creek	FL	Actual/360	4.400%	12,944.54	8,838.56	0.00	N/A	01/01/25	--	3,530,328.57	3,521,490.01	12/01/24
65	303220065	LO	Pinellas Park	FL	Actual/360	4.600%	13,436.67	8,607.04	0.00	N/A	01/01/25	--	3,505,217.43	3,496,610.39	12/01/24
67	470093170	MF	Jackson Heights	NY	Actual/360	3.800%	10,544.33	3,329,787.59	0.00	N/A	01/01/25	--	3,329,787.59	0.00	11/01/24
68	416000175	RT	Macclenney	FL	Actual/360	4.650%	12,684.40	7,941.07	0.00	N/A	02/01/25	--	3,273,394.00	3,265,452.93	12/01/24
71	303220071	MH	Del Valle	TX	Actual/360	4.250%	11,216.44	6,985.34	0.00	N/A	02/05/25	--	3,166,995.18	3,160,009.84	12/05/24
72	416000174	LO	Florence	KY	Actual/360	4.550%	10,147.24	9,965.03	0.00	N/A	02/01/25	--	2,676,196.28	2,666,231.25	12/01/24
73	470093530	MF	New York	NY	Actual/360	3.840%	11,520.00	0.00	0.00	N/A	02/01/25	--	3,600,000.00	3,600,000.00	12/01/24
74	300571229	MF	Wilmington	OH	Actual/360	5.500%	11,853.91	2,586,307.40	0.00	N/A	01/06/25	--	2,586,307.40	0.00	12/06/24
75	301741031	MF	Cleveland	OH	Actual/360	4.800%	11,874.56	5,701.73	0.00	N/A	02/06/25	--	2,968,640.23	2,962,938.50	12/06/24
76	303220076	SS	College Station	TX	Actual/360	4.570%	9,769.14	6,322.73	0.00	N/A	01/05/25	--	2,565,202.04	2,558,879.31	12/05/24
77	303220077	MH	Mesa	AZ	Actual/360	4.500%	9,422.89	2,512,770.99	0.00	N/A	12/01/24	--	2,512,770.99	0.00	12/01/24
79	410926223	RT	Columbus	OH	Actual/360	4.300%	9,496.98	4,854.29	0.00	N/A	12/11/24	--	2,650,319.48	2,645,465.19	11/11/24
80	410926201	RT	Midwest City	OK	Actual/360	4.100%	7,802.95	5,968.20	0.00	N/A	01/11/25	--	2,283,791.29	2,277,823.09	12/11/24
82	410926845	SS	Auburn	CA	Actual/360	4.160%	8,302.24	2,394,876.14	0.00	N/A	12/11/24	--	2,394,876.14	0.00	12/11/24
83	303220083	MF	Seattle	WA	Actual/360	4.500%	8,115.84	2,164,224.35	0.00	N/A	12/05/24	--	2,164,224.35	0.00	12/05/24
85	470092860	MF	Bronx	NY	Actual/360	4.150%	6,152.72	2,393.59	0.00	N/A	02/01/25	--	1,779,100.10	1,776,706.51	12/01/24
86	479060100	RT	Columbia	SC	Actual/360	4.620%	6,458.49	3,561.40	0.00	N/A	01/01/25	--	1,677,530.10	1,673,968.70	11/01/24
87	301741030	MF	Cleveland	OH	Actual/360	4.800%	6,557.59	3,148.72	0.00	N/A	02/06/25	--	1,639,398.30	1,636,249.58	12/06/24
88	470093570	MF	New York	NY	Actual/360	3.950%	4,722.75	3,818.92	0.00	N/A	01/01/25	--	1,434,760.17	1,430,941.25	12/01/24
89	470093310	MF	Rye	NY	Actual/360	4.020%	5,040.74	2,085.37	0.00	N/A	01/01/25	--	1,504,697.81	1,502,612.44	12/01/24
90	303220090	MH	Huntsville	AL	Actual/360	5.000%	4,386.12	6,503.15	0.00	N/A	01/01/25	--	1,052,668.29	1,046,165.14	12/01/24
91	470092460	MF	New York	NY	Actual/360	4.000%	3,992.54	3,168.69	0.00	N/A	01/01/25	--	1,197,760.66	1,194,591.97	12/01/24
92	303220092	MH	Slippery Rock	PA	Actual/360	4.800%	4,792.14	2,867.97	0.00	N/A	01/01/25	--	1,198,033.96	1,195,165.99	12/01/24
93	470093220	MF	New York	NY	Actual/360	4.090%	4,771.67	0.00	0.00	N/A	01/01/25	--	1,400,000.00	1,400,000.00	12/01/24
94	410926855	MF	Farmington Hills	MI	Actual/360	4.100%	3,750.89	1,097,821.89	0.00	N/A	01/11/25	--	1,097,821.89	0.00	12/11/24

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
95	300571232	RT	Garland	TX	Actual/360	4.450%	3,994.39	2,679.88	0.00	N/A	02/06/25	--	1,077,139.31	1,074,459.43	12/06/24
101	470093240	MF	New York	NY	Actual/360	3.980%	2,646.50	2,116.13	0.00	N/A	01/01/25	--	797,940.50	795,824.37	12/01/24
102	470093260	MF	New York	NY	Actual/360	4.050%	2,436.78	994.81	0.00	N/A	01/01/25	--	722,008.62	721,013.81	12/01/24
Totals							1,377,160.52	114,152,505.71	0.00				381,783,976.75	267,631,471.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	15,764,514.13	15,103,867.60	10/02/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,007,918.46	4,832,332.77	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,386,469.00	2,826,309.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,692,701.00	861,093.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	3,535,647.00	2,652,086.53	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,223,774.68	1,633,671.64	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,928,204.08	2,312,088.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,194,185.74	1,029,766.98	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	946,706.73	416,499.97	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,508,876.40	776,007.66	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,598,558.00	1,222,624.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,415,257.24	1,136,843.61	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	897,115.38	464,424.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,828,226.61	872,952.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,023,449.00	444,490.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,574,187.20	1,561,403.08	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	815,500.00	408,237.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	557,725.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,114,525.49	476,544.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	9,615.14	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1,321,487.63	647,796.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	675,404.00	583,264.10	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1,048,210.27	524,493.21	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	943,727.59	434,211.98	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	261,577.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	624,871.20	513,672.88	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	274,298.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	355,532.37	271,142.41	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	404,224.37	364,977.18	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
73	73,828.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	281,447.47	193,690.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
75	239,417.10	110,844.55	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	348,480.00	261,360.00	01/01/24	09/30/24	--	0.00	0.00	14,307.10	14,307.10	0.00	0.00
80	303,571.62	151,785.81	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
82	592,602.77	417,049.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
85	130,251.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
87	243,034.18	50,732.47	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
88	54,568.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
89	78,183.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
90	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
91	181,539.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
92	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
93	96,883.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
94	256,896.64	192,456.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
95	94,144.64	3,183.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
101	58,873.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
102	71,309.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	54,027,904.48	43,751,904.97				0.00	0.00	14,307.10	14,307.10	9,615.14	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
14	303220014	16,104,466.37	Payoff Prior to Maturity	0.00	0.00
16	310926013	11,044,075.01	Payoff Prior to Maturity	0.00	0.00
28	310926003	8,702,388.59	Payoff Prior to Maturity	0.00	0.00
37	310927003	9,081,282.46	Payoff Prior to Maturity	0.00	0.00
43	303220043	7,485,811.86	Payoff Prior to Maturity	0.00	0.00
67	470093170	3,320,761.71	Payoff Prior to Maturity	0.00	0.00
74	300571229	2,577,435.86	Payoff Prior to Maturity	0.00	0.00
94	410926855	1,094,952.96	Payoff Prior to Maturity	0.00	0.00
Totals		59,411,174.82		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	59,411,174.82	4.358036%	4.313203%	1
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	38,450,282.98	4.328607%	4.285651%	2
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	75,391,449.29	4.354914%	4.309697%	3
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	7,120,879.46	4.358335%	4.311807%	4
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.358942%	4.314076%	5
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.358919%	4.314057%	6
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,816,228.60	4.358900%	4.314041%	7
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.359651%	4.315168%	8
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,092,631.20	4.359631%	4.315152%	9
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.359495%	4.315097%	10
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	28,592,312.22	4.359479%	4.315083%	11
01/18/24	0	0.00	0	0.00	1	28,646,178.69	0	0.00	0	0.00	0	0.00	0	0.00	1	11,198,746.82	4.369389%	4.314864%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
79	410926223	11/11/24	0	5	14,307.10	14,307.10	0.00	2,650,319.48	12/10/24	0
86	479060100	11/01/24	0	B	0.00	0.00	0.00	1,677,530.10
Totals					14,307.10	14,307.10	0.00	4,327,849.58
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		2,645,465	0	2,645,465		0
0 - 6 Months		264,986,006	264,986,006	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	267,631,471	267,631,471	0	0	0	0
Nov-24	381,783,977	381,783,977	0	0	0	0
Oct-24	479,693,895	479,693,895	0	0	0	0
Sep-24	595,043,014	595,043,014	0	0	0	0
Aug-24	654,819,006	654,819,006	0	0	0	0
Jul-24	656,262,194	656,262,194	0	0	0	0
Jun-24	657,778,801	657,778,801	0	0	0	0
May-24	674,051,336	674,051,336	0	0	0	0
Apr-24	675,583,174	675,583,174	0	0	0	0
Mar-24	685,136,050	685,136,050	0	0	0	0
Feb-24	686,755,467	686,755,467	0	0	0	0
Jan-24	716,850,396	688,204,217	0	0	28,646,179	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
79	410926223	2,645,465.19	2,650,319.48	5,870,000.00	10/10/14	260,273.25	2.01510	09/30/24	12/11/24	241
Totals		2,645,465.19	2,650,319.48	5,870,000.00		260,273.25

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
79	410926223	RT	OH	12/10/24	0
Newly transferred loan

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	303220009	24,664,599.38	4.99000%	24,664,599.38	4.99000%	10	06/25/20	07/01/20	08/11/20
9	303220009	0.00	4.99000%	0.00	4.99000%	10	08/11/20	07/01/20	06/25/20
11	790925027	19,876,990.90	4.48000%	19,839,988.85	4.48000%	10	08/25/20	07/11/20	09/11/20
11	790925027	0.00	4.48000%	0.00	4.48000%	10	09/11/20	07/11/20	08/25/20
27	310926803	11,307,599.83	4.25000%	11,287,851.33	4.25000%	10	08/31/20	06/11/20	09/11/20
27	310926803	0.00	4.25000%	0.00	4.25000%	10	09/11/20	06/11/20	08/31/20
72	416000174	3,137,675.74	4.55000%	3,137,675.74	4.55000%	10	07/28/20	07/01/20	08/11/20
72	416000174	0.00	4.55000%	0.00	4.55000%	10	08/11/20	07/01/20	07/28/20
Totals		58,986,865.85		58,930,115.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	301741023 02/16/24	28,646,178.69	44,800,000.00	51,279,860.71	22,633,682.01	51,279,860.71	28,646,178.70	(0.01)	0.00	(157,345.21)	157,345.20	0.48%
33	301741033 04/17/23	9,014,752.45	11,350,000.00	7,663,737.16	4,704,032.39	7,663,737.16	2,959,704.77	6,055,047.68	0.00	0.00	6,055,047.68	59.95%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		37,660,931.14	56,150,000.00	58,943,597.87	27,337,714.40	58,943,597.87	31,605,883.47	6,055,047.67	0.00	(157,345.21)	6,212,392.88

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	301741023	11/18/24	0.00	0.00	157,345.20	0.00	0.00	108.00	0.00	0.00	157,345.20
		09/17/24	0.00	0.00	157,237.20	0.00	0.00	157,021.21	0.00	0.00
		07/17/24	0.00	0.00	215.99	0.00	0.00	72.00	0.00	0.00
		06/17/24	0.00	0.00	143.99	0.00	0.00	36.00	0.00	0.00
		03/15/24	0.00	0.00	107.99	0.00	0.00	108.00	0.00	0.00
		02/16/24	0.00	0.00	(0.01)	0.00	0.00	(0.01)	0.00	0.00
33	301741033	04/17/23	0.00	0.00	6,055,047.68	0.00	0.00	6,055,047.68	0.00	0.00	6,055,047.68
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,212,392.88	0.00	0.00	6,212,392.88	0.00	0.00	6,212,392.88

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31